GOODWILL AND INTANGIBLE ASSETS (Aggregate Amount of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
2025	$ 279,261
2026	267,586
2027	232,874
2028	214,904
2029	214,034
Thereafter	2,240,675
Total remaining amortization	$ 3,449,334	$ 3,787,433